Income taxes	12 Months Ended
Dec. 31, 2018
Income taxes [Abstract]
Income taxes
14.	Income taxes

(a)	Corporate income tax (“CIT”)

Under the current law of the Cayman Islands, the Company is not subject to income tax and withholding tax.

The Company’s PRC subsidiaries are subject to income tax at the statutory rate of 25% in accordance to the PRC corporate income tax laws and regulations. Further, under the same tax laws and regulations, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC dividend withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain jurisdictions.

The Company’s HK subsidiaries are subject to income tax at the statutory rate of 16.5% in accordance to the HK profits tax laws and regulations. The Company did not make any provisions for Hong Kong Profits Tax as there were no assessable profits arising in or derived from Hong Kong for any of the periods presented. Under the Hong Kong tax law, the Company’s HK subsidiaries are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

The Company’s US subsidiaries are subject to income tax at the effective rate of approximately 33%
in accordance with US corporate income tax laws and regulations, dividends and interests paid by US enterprises to non-US tax resident enterprises are subject to US withholding tax of 30%.

Income before income tax expenses consists of:

	Year ended December 31,
	2016	2017	2018
	US$	US$	US$
PRC	211,620,233	275,898,007	355,674,888
Non PRC	(45,909,678)	(82,669,476)	(105,275,621)

Total	165,710,555	193,228,531	250,399,267

Income tax expenses for the years ended December 31, 2016, 2017 and 2018 are summarized as follows:

	Year ended December 31,
	2016	2017	2018
	US$	US$	US$
Current:
CIT tax expense	70,285,607	103,302,037	141,399,866
Land Appreciation Tax (“LAT”) expense	33,254,340	40,203,748	62,996,403
Deferred tax benefit	(17,292,072)	(30,388,659)	(59,949,022)

Income tax expense	86,247,875	113,117,126	144,447,247

The Group’s income tax expense differs from the tax expense computed by applying the PRC statutory CIT rate of 25% for the years ended December 31, 2016, 2017 and 2018, are as follows:

	Year ended December 31,
	2016	2017	2018
	US$	US$	US$
CIT at rate of 25%	41,427,639	48,307,133	62,599,817
Tax effect of non-deductible expenses	7,425,406	3,641,665	5,799,761
Unrecognized tax benefits	(1,949,726)	-	-
LAT expense	33,254,340	40,203,748	62,996,403
CIT benefit of LAT	(8,313,585)	(10,050,937)	(15,749,101)
Changes in valuation allowance	(1,161,335)	3,180,741	(491,075)
International rate differences	17,814,114	10,149,331	18,224,012
Dividend and interest withholding taxes	-	18,877,500	15,403,663
Adjustment of estimated income tax accruals	(1,979,380)	(954,552)	(3,952,396)
Others	(269,598)	(237,503)	(383,837)

Actual income tax expense	86,247,875	113,117,126	144,447,247

(b)	Unrecognized tax benefit

The following table summarizes the activities related to the Group’s unrecognized tax benefits:

	2016	2017	2018
	US$	US$	US$
Balance at January 1	17,842,283	20,491,988	31,231,376
Additions for tax positions of current year	5,549,004	10,813,497	15,500,052
Movement in current year due to foreign exchange rate fluctuation	(68,926)	2,001	-
Reductions for tax positions of prior years	(880,647)	(76,110)	-
Lapse of statute of limitations	(1,949,726)	-	-
Reduction due to company liquidation	-	-	(792,194)

Balance at December 31	20,491,988	31,231,376	45,939,234

The movement in the liability for unrecognized tax benefits of US$5,549,004 in 2016 was due to deemed interest income from subsidiaries of the Company during the year. The movement in the liability for unrecognized tax benefits of US$68,926 was due to the fluctuation of US$/RMB exchange rate, and therefore was recorded as other comprehensive income arising from the foreign currency translation. The remaining change of US$1,949,726 was recognized as a reduction of unrecognized tax benefits mainly due to the expiration of the statute of limitations period, and the amount of US$880,647 was recognized due to the availability for taxation deductions in 2016.

The movement in the liability for unrecognized tax benefits of US$10,813,497 in 2017 was due to deemed interest income from subsidiaries of the Company during the year. The movement in the liability for unrecognized tax losses of US$2,001 was due to the fluctuation of US$/RMB exchange rate, and therefore was recorded as other comprehensive income arising from the foreign currency translation. The remaining change of US$76,110 was recognized due to the availability for taxation deductions in 2017.

The current year movement in the liability for unrecognized tax benefits of US$15,500,052 in 2018 was due to deemed interest income from subsidiaries of the Company during the year. The change of US$792,194 was recognized mainly due to the liquidation of a company.

As of December 31, 2017 and 2018, unrecognized tax benefits of nil and nil, respectively, if ultimately recognized, will impact the effective tax rate. The Group anticipates new unrecognized tax benefits, related to tax positions similar to those giving rise to its existing unrecognized tax benefits, to originate after December 31, 2018. It is possible that the amount of uncertain tax positions will change in the next twelve months, however, an estimate of the range of the possible outcomes cannot be made at this time.

The Group’s income tax returns for fiscal year 2008 through fiscal year 2018 remain open to potential examination. In addition, local tax authorities may exercise broad discretion in applying the tax law, thus potentially exposing the subsidiaries to audits of tax years outside the general statute of limitations.

It is the Group’s continuing practice to recognize late payment interests and penalties related to uncertain tax positions in interest expenses and other expenses, respectively. As of December 31, 2018, the Group recognized US$2.7 million late payment interests related to unrecognized tax benefit.

(c)	LAT

LAT is applicable at progressive tax rates ranging from 30% to 60% on the appreciation of land values, with an exemption provided for the sales of ordinary residential properties if the appreciation values do not exceed certain thresholds specified in the relevant tax laws.

For all periods presented, the Group has made provision for LAT with respect to properties sold up to the respective reporting date in accordance with the requirements set forth in the relevant PRC tax laws and regulations.

(d)	Deferred tax

The tax effects of temporary differences that give rise to the Group’s deferred tax assets and liabilities as of December 31, 2017 and 2018 are as follows:

	December 31, 2017	December 31, 2018
	US$	US$
Deferred tax assets:
Tax loss carried forward	41,367,888	42,185,810
Accruals and provisions	46,491,643	48,850,991
Capitalized expenses	11,992,000	26,796,716
Revenue recognition at a point in time less tax paid under deemed profit method	-	130,498,661
Revenue recognition of real estate lease income on a straight-line basis	11,285,190	14,269,520
Deemed interest income	31,231,375	43,266,604
Valuation allowance	(6,706,131)	(5,941,941)
Others	12,843	-

Total deferred tax assets	135,674,808	299,926,361

Deferred tax liabilities:
Revenue recognition over time	(76,968,132)	(77,968,759)
Real estate properties accelerated cost deduction	(1,274,068)	(1,212,993)
Taxable temporary differences arising from asset acquisitions	(107,224,810)	(307,747,731)
Dividend and interest withholding taxes	(32,377,738)	(52,991,279)
Others	(27,508)	(61,732)

Total deferred tax liabilities	(217,872,256)	(439,982,494)

Certain of the Company’s PRC subsidiaries have PRC tax net operating loss carry forwards of US$
159.9
million (2017: US$
153.9
) which will expire in one to five years, if unutilized. Losses incurred in the U.S. amounting to 1.5 million (2017: US$9.1 million) can be carried forward for 20 years.

During
2017
and
2018
, the Company has considered its operational funding needs, future development initiatives and its dividend distribution plan and is permanently reinvesting all but US$
172.2
million and US$
374.4
million
of its PRC subsidiaries earnings as at
December 31, 2017
and
2018
respectively. Accordingly, the Company accrued deferred income tax liabilities of US$
21.9
million and US$
37.4
million for the withholding tax liability associated with the distribution of retained earnings that are not permanently reinvested as at
December 31, 2017
and
2018
, respectively.
As of
December 2017
and
2018
, the total amount of undistributed earnings from the Company’s PRC subsidiaries that are considered to be permanently reinvested were US$
547.0
million and US$
227.2
million, and the related unrecognized deferred tax liabilities were approximately US$
54.7
million and US$
22.7
million, respectively. The Company’s remaining subsidiaries do not have retained earnings for all the periods presented.

In assessing the ability to realize the deferred tax assets, the Group has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Accordingly, the Group recorded valuation allowances amounting US$6,706,131 and US$5,941,941 as of December 31, 2017 and 2018, respectively.